As filed with the Securities and Exchange Commission on September 19, 2014

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 12	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Senior Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Supplement dated November 19, 2014 to the Virtus Alternative Solutions Trust prospectus dated April 22, 2014, as supplemented and revised September 8, 2014, which contains disclosure required to add Class R6 Shares to the Virtus Alternative Total Solutions Fund
3.	Supplement dated November 19, 2014 to the Virtus Alternative Solutions Trust Statement of Additional Information (“SAI”) dated September 8, 2014, which contains disclosure required to add Class R6 Shares to the Virtus Alternative Total Solutions Fund
4.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of registering Class R6 Shares of the Virtus Alternative Total Solutions Fund by inserting disclosure into the prospectuses and SAI necessary and appropriate to add Class R6 Shares to this fund.

But for the supplemental disclosure filed herewith, Part A of Registrant’s Pre-Effective Amendment No. 4 to its registration statement filed on April 21, 2014, as supplemented and revised on September 11, 2014, and Parts A, B and C of Registrant’s Post-Effective Amendment No. 4 to its registration statement filed on September 8, 2014, are incorporated by reference herein and this Post-Effective Amendment No. 6 is being filed for the sole purpose of registering Class R6 Shares of the Virtus Alternative Total Solutions Fund.

Virtus Alternative Total Solution Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 19, 2014 to the Summary and

Statutory Prospectuses dated April 22, 2014, as supplemented and revised September 8, 2014

Important Notice to Investors

Effective November 19, 2014, Virtus Alternative Total Solution Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees(a)	1.95%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses(b)
Dividend and Interest Expenses on Short Sales	0.58%
Remaining Other Expenses	1.20%
Total Other Expenses(b)	1.78%
Total Annual Fund Operating Expenses	3.73%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.80)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)(c)	2.93%

(a) Includes management fees paid by the Subsidiary.

(b) Estimated for current fiscal year, as annualized.

(c) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.60% for Class A Shares, 3.35% for Class C Shares, 2.35% for Class I Shares and 2.35% for Class R6 Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years
Class R6	Sold or Held	$296	$1,067

The disclosure under “Purchase and Sale of Fund Shares” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to include the following information prior to the last paragraph:

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund.

The disclosure under “Payments to Broker-Dealers and Other Financial Intermediaries” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to include the following information:

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Under “More Information About Fund Expenses” on page 23 of the statutory prospectus, the table in this section is hereby revised to add a column entitled “Class R6 Shares” and to include 2.35% in the row for the fund and to include “N/A” in the new Class R6 column in each of the rows for the other funds named in the table.

Under “What are the classes and how do they differ?” on page 54 of the statutory prospectus, the first sentence is revised to indicate that “each fund offers from three to four classes of shares.” Additionally, the table in this section is hereby revised to add a column entitled “Class R6” and to include “None” in the row for the fund and to include “N/A” in the new Class R6 column in each of the rows for the other funds named in the table.

The following disclosure is hereby added under “What arrangement is best for you?” on page 54 of the statutory prospectus after the description of Class I Shares:

Class R6 Shares (Virtus Alternative Total Solution Fund only). Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Under “Compensation to Dealers” on page 58 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

Under “Opening an Account” on page 59 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.

Under “How to Buy Shares” on page 61 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to buy Class R6 Shares.

Under “How to Sell Shares” on page 61 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.

Under “Things You Should Know When Selling Shares” on page 62 of the statutory prospectus, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to know when selling Class R6 Shares.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 ATS AddRShares (11/14)

Virtus Alternative Total Solution Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 19, 2014 to the

Statement of Additional Information (“SAI”) dated September 8, 2014

Important Notice to Investors

Effective November 19, 2014, Virtus Alternative Total Solution Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the SAI is hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the SAI is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol [xxxxx] in the row for Virtus Alternative Total Solution Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Under “Other Virtus Mutual Funds” on page 11, the rows shown below are hereby revised to indicate that each of these funds offers Class R6 Shares, leaving blank the new Class R6 column in each of the rows for the other funds named in the table:

Trust	Fund	Class/Shares
R6
Virtus Equity Trust	Mid-Cap Value Fund	X
	Small-Cap Core Fund	X
Virtus Insight Trust	Emerging Markets Opportunities Fund	X
Virtus Opportunities Trust	Dynamic AlphaSector Fund	X
	Foreign Opportunities Fund	X
	Multi-Sector Intermediate Bond Fund	X
	International Small-Cap Fund	X
	Premium AlphaSector Fund	X
	Real Estate Securities Fund	X

Under “Investment Advisory Agreement and Expense Limitation Agreement” on page 81, the table showing expense limitations is hereby revised to include the following information regarding expense limitations applicable to the new Class R6 Shares for the fund indicated:

Fund	Class R6 Shares
Alternative Total Solution Fund	2.35%

Under “Dealer Concessions” beginning on page 86, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

The disclosure under “How to Buy Shares” on page 98 is hereby revised to include the following information after the first paragraph:

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares.

The following disclosure is hereby added under “Alternative Purchase Arrangement?” on page 99 of the SAI after the description of Class I Shares:

Class R6 Shares

Class R6 Shares are available only to employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Under “How to Redeem Shares” on page 102 of the SAI, a subheading “Class A, Class C and Class I Shares Only” is added to indicate that the existing disclosure applies only to those share classes. Following the existing disclosure in this section, the following is hereby added:

Class R6 Shares Only

If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to sell Class R6 Shares.

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034B SAI ATS AddRShares (11/14)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 19th day of September, 2014.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 19th day of September, 2014.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

*
Thomas F. Mann	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
William R. Moyer	Trustee

*
James M. Oates	Trustee

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

* Signed pursuant to Power of Attorney

VATS Offshore Fund, Ltd. has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 19th day of September, 2014.

VATS OFFSHORE FUND, LTD.

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons on behalf of VATS Offshore Fund, Ltd. in the capacities indicated on the 19th day of September, 2014.

Signature	Title

/s/ George R. Aylward
George R. Aylward	President (principal executive officer)
/s/ Francis G. Waltman
Francis G. Waltman	Sole Director
/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)